CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand and cash at banks	$ 34,035	$ 37,970
Balances per statement of cash flows	$ 34,035	$ 37,970	$ 54,017	$ 42,512